LEASES	12 Months Ended
Dec. 31, 2022
LEASES
LEASES

NOTE 5 - LEASES

On December 17, 2020, the Company entered into a 25 ½ month lease agreement for a facility that contains office, warehouse, lab and R&D space in Ft. Myer, Florida. The lease agreement commenced on December 17, 2020 and ends on January 31, 2023. The lease agreement provided for a total rent of $54,993 over the period. Occupancy of the property commenced on December 17, 2020, and there was a 6-week rent holiday and a commencement date of February 1, 2021. Lease expense for operating lease payments is recognized on a straight-line basis over the lease term. Rent is $3,291 per month from January 15, 2021 to January 31, 2022 and $1,154 from February 1, 2022 to January 31, 2023. On June 5, 2022, the Company exercised an option to extend the lease through December 31, 2024. The lease extension rent is $2,261 per month for calendar year 2023, and $2,300 per month for calendar year 2024, and totals an additional rent obligation of $54,743 of rent over the extension period.

On January 14, 2022, the Company entered into a 34-month sublease agreement for a 4,843 square-foot office in Bloomfield Hills, Michigan. The Company moved its headquarters to this location. The agreement commenced on January 29, 2022 and ends on November 30, 2024. The agreement provided for a total rent of $232,464. Occupancy of the property commenced on January 29, 2022, there was a three-month rent holiday with a rent commencement date of April 29, 2022. Lease expense for operating lease payments is recognized on a straight-line basis over the lease term. Rent is $7,265 per month from commencement to November 30, 2022, $7,466 from November 30, 2022 to November 30, 2023, and $7,668 from November 30, 2023 to the lease end date.

The balances for our operating lease where we are the lessee are presented as follows within our consolidated balance sheet:

Operating leases:

Assets:	December 31, 2022	December 31, 2021
Operating lease right-of-use asset	$189,282	$27,225

Liabilities:
Current portion of long-term operating lease	$99,259	$15,178
Long-term operating lease, net of current portion	105,918	-
	$205,177	$15,178

The components of lease expense are as follows within our consolidated statement of operations:

	For the Year ended
	December 31, 2022	December 31, 2021
Operating lease expense	$102,249	$25,879

Other information related to leases where we are the lessee is as follows:

	For the Year ended
	December 31, 2022	December 31, 2021
Weighted-average remaining lease term:
Operating leases	1.94 Years	1.08 Years

Discount rate:
Operating leases	11.00%	11.00%

Supplemental cash flow information related to leases where we are the lessee is as follows:

	For the Year ended
	December 31, 2022	December 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:	$74,307	$32,913
Non-cash investment in ROU asset	241,694	-

As of December 31, 2022, the maturities of our operating lease liability are as follows:

Year Ended:	Operating Lease
December 31, 2023	$116,933
December 31, 2024	111,956
Total minimum lease payments	$228,889
Less: Interest	(23,711)
Present value of lease obligations	$205,178
Less: Current portion	99,259
Long-term portion of lease obligations	$105,919